OPERATING DATA - Schedule of Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Materials	$ 42,813	$ 34,276	$ 41,788
Labor costs 1	8,842	7,572	9,125
Logistic expenses	4,161	3,760	4,252
Depreciation and amortization	2,768	2,721	3,192
Impairment	206	205	4,764
Other	2,086	1,894	2,075
Cost of sales	$ 60,876	50,428	$ 65,196
Gain relating to changes in post-employment benefit plans		$ 832